ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Payables and Accruals [Abstract]
Voyage expenses	$ 16,582	$ 33,984
Ship operating expenses	10,180	27,248
Administrative expenses	7,293	4,540
Interest expense	7,805	9,132
Taxes	669	709
Other	0	132
Accrued expenses	$ 42,529	$ 75,745	$ 37,031	$ 38,208